Short-Term Deposits	12 Months Ended
Dec. 31, 2019
Schedule Of Short Term Deposits [Abstract]
SHORT-TERM DEPOSITS
6.	SHORT-TERM DEPOSITS
Short-term deposits balance as of December 31, 2018 and 2019 is primarily denominated in RMB.